Contingencies	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Contingencies

27.	Contingencies

The Company’s E&E activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally becoming more restrictive. As at June 30, 2025, the Company believes its operations are materially in compliance with all applicable laws and regulations. The Company expects to make future expenditures to comply with such laws and regulations.

As of June 30, 2025, Snow Lake has made a claim against certain former directors of the Company and their holding companies for, among other things, breach of fiduciary duty as a result of, amongst other matters, of those directors approving changes to the consulting agreements between the former CEO and COO and their holding companies, for termination payments of USD $1,392,000 (to USD $1,872,000) during a time where it was clear that a change of control of the Company was imminent and increased the range of instances where they would be eligible for those payments. The Company takes the position that the amendments are void and that the former CEO and COO were not entitled to any payments under their consulting agreements. Snow Lake seeks to recover the payments made to the former CEO and COO.

As of the date of approval of these consolidated financial statements, all defendants have now filed Statements of Defence. All defendants have made counterclaims seeking indemnification for legal fees incurred in responding to this claim in relation to directors’ indemnity agreements they have with the Company. The Company takes the position that the defendants are not eligible for indemnity payments as a result of their breaches of fiduciary duties. The next step will be for the Company to file its Replies and Defences to Counterclaims, and then proceed to discovery. As at June 30, 2025, as the outcome of the claims remains uncertain, the Company had not recognized any contingent assets on the consolidated statements of financial position.

On July 13, 2023, the Company also filed an application against its former Manitoba law firm seeking to assess for reasonableness certain invoices of the law firm rendered between May 2022 and January 2023, as well as the repayment of any fees paid to the law firm which the Court finds to be unreasonable. During the year ended June 30, 2024, the Company received an aggregate amount of $150,000, relating to compensation against applications filed against certain former legal counsels.